Shareholders' equity - Schedule of Stock by Class (Details) € / shares in Units, € in Millions	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 € / shares shares	Dec. 31, 2022 shares
Class of Stock [Line Items]
Common stock, authorized amount | €	€ 126.0
Common and treasury stock, par or stated value per share (in EUR per share) | € / shares	€ 0.09
Common stock, shares, outstanding (in shares)	393,283,720	393,421,721	394,589,411
Treasury stock, par or stated value per share (in EUR per share) | € / shares	€ 0.09
Number of treasury shares (in shares)	546,972	6,162,857	8,548,631
Cumulative Preferred Stock
Class of Stock [Line Items]
Cumulative preference shares; authorized (number of shares)	700,000,000
Cumulative preference shares; nominal value (in EUR per share) | € / shares	€ 0.09
Preferred stock, votes per share (in votes per share)	1
Number of issued shares (in shares)	0
Common Stock
Class of Stock [Line Items]
Ordinary Shares, authorized (in shares)	700,000,000	700,000,000
Ordinary shares, nominal value (in EUR per share) | € / shares	€ 0.09	€ 0.09
Common stock, votes per share (in votes per share)	1
Common stock, shares, outstanding (in shares)	393,283,720	393,421,721
Number of issued shares (in shares)	393,830,692	399,584,578	403,138,042